Capital commitments (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Contractual capital commitments	$ 11,340	$ 11,207
Joint ventures
Disclosure of detailed information about property, plant and equipment [line items]
Contractual capital commitments	$ 483	$ 522